Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS, INC.
CIK	dei_EntityCentralIndexKey	0000356476
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Empower Conservative Profile Fund | L
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIPX
Empower Moderately Conservative Profile Fund | L
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXHPX
Empower SP Mid Cap 400 Index Fund | L
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXBUX
Empower SP Small Cap 600 Index Fund | L
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXNSX